Document and Entity Information	Nov. 13, 2019
Prospectus:
Document Type	497
Document Period End Date	Nov. 13, 2019
Registrant Name	TIFF INVESTMENT PROGRAM
Entity Central Index Key	0000916622
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 13, 2019
Document Effective Date	Nov. 13, 2019
Prospectus Date	Apr. 30, 2019